[Letterhead of Shook, Hardy & Bacon L.L.P.]

August 18, 2004

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attn: Filing Desk

Re: FCStone Group, Inc.; Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of FCStone Group, Inc., an Iowa corporation (the “Company”), pursuant to regulations of the Securities and Exchange Commission, submitted herewith for filing on behalf of the Company pursuant to the Securities Act of 1933, as amended (the “Act”), is a Registration Statement on Form S-4 relating to the conversion of the Company’s existing common and preferred stock into a new class of common stock, and the issuance of subscription rights to the Company’s existing stockholders.

On August 13, 2004, the Company submitted the required filing fee in the amount of $7,061 referencing the Company’s CIK No. 001297846, via wire transfer to Mellon Bank in Pittsburgh, Pennsylvania, as the designated depository for the SEC filing fee payment.

This filing is being effected by direct transmission to the Commission’s EDGAR System. Please direct any comments or questions you may have concerning the Registration Statement to me at (816) 559-2478.

Best regards,

/s/ Craig L. Evans
Craig L. Evans

Enclosures